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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Roger H. Jenswold & Company Inc.
                 --------------------------------
   Address:      5847 San Felipe Suite 1212
                 -------------------------------
                 Houston, TX 77057
                 -------------------------------

Form 13F File Number: 28-03940
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Janice Darden
         -------------------------------
Title:   Office Admin
         -------------------------------
Phone:   713-789-9060
         -------------------------------

Signature, Place, and Date of Signing:

          Janice Darden                 Houston Texas       02/03/09
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total: 48
                                        --------------------

Form 13F Information Table Value Total: $ 64,034
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                      TITLE               VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
          NAME OF ISSUER            OF CLASS   CUSIP NO  (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE   SHARED    NONE
AES CORPORATION                     COM       00130H105       101    12200  SH         DEFINED              2500       0     9700
ABBOTT LABORATORIES                 COM         2824100      3360    62956  SH         DEFINED             35241       0    27715
AMERICAN INTL GROUP INC             COM        26874107        33    20734  SH         DEFINED             10954       0     9780
AMGEN INC                           COM        31162100      1155    20000  SH         DEFINED              9860       0    10140
ANADARKO PETROLEUM CORP             COM        32511107      2416    62660  SH         DEFINED             30210       0    32450
AVNET INC                           COM        53807103       395    21704  SH         DEFINED              7177       0    14527
BED BATH AND BEYOND                 COM        75896100       959    37710  SH         DEFINED             15955       0    21755
C.B. RICHARD ELLIS                  COM       12497T101       235    54500  SH         DEFINED             31400       0    23100
CELGENE CORPORATION                 COM       151020104      2464    44575  SH         DEFINED             21875       0    22700
CHEVRON CORP NEW                    COM       166764100       208     2812  SH         DEFINED              2416       0      396
CISCO SYS INC                       COM       17275R102      1958   120111  SH         DEFINED             57630       0    62481
COCA-COLA COMPANY                   COM       191216100      2885    63737  SH         DEFINED             32065       0    31672
CONOCOPHILLIPS                      COM       20825C104      1407    27170  SH         DEFINED              8444       0    18726
CULLEN FROST BANKERS INC            COM       229899109       279     5500  SH         DEFINED              1100       0     4400
EMC CORPORATION MASS                COM       268648102      2113   201852  SH         DEFINED            100862       0   100990
EXXON MOBIL CORP                    COM       30231G102      5349    67009  SH         DEFINED             37074       0    29935
FIFTH THIRD BANCORP                 COM       316773100        98    11895  SH         DEFINED              6075       0     5820
FIRST MARBLEHEAD                    COM       320771108        47    36535  SH         DEFINED             27935       0     8600
GENERAL ELECTRIC CO.                COM       369604103      1145    70672  SH         DEFINED             26782       0    43890
GENZYME CORPORATION                 COM       372917104       440     6630  SH         DEFINED              2790       0     3840
HCC INSURANCE HLDGS INC             COM       404132102      4145   154966  SH         DEFINED             70024       0    84942
HALLIBURTON CO                      COM       406216101       223    12276  SH         DEFINED              5813       0     6463
HARLEY DAVIDSON                     COM       412822108      1195    70440  SH         DEFINED             42985       0    27455
JACK HENRY & ASSOC INC              COM       426281101      2251   115990  SH         DEFINED             63010       0    52980
HESS CORP                           COM       42809H107       835    15559  SH         DEFINED              5669       0     9890
HONEYWELL INTERNATIONAL INC         COM       438516106      1661    50590  SH         DEFINED             21795       0    28795
INTEL CORP                          COM       458140100      1298    88533  SH         DEFINED             51848       0    36685
INTERNATIONAL BUSINESS MACH.        COM       459200101      2416    28710  SH         DEFINED             17759       0    10951
JPMORGAN CHASE & CO                 COM       46625H100       277     8800  SH         DEFINED              3500       0     5300
JOHNSON & JOHNSON                   COM       478160104      2985    49884  SH         DEFINED             23799       0    26085
MASCO CORPORATION                   COM       574599106       713    64100  SH         DEFINED             30250       0    33850
NUVEEN REAL ESTATE INCOME FD        FUND      67071B108       438    86200  SH         DEFINED             64800       0    21400
PEPSICO INC                         COM       713448108       326     5950  SH         DEFINED              1850       0     4100
PFIZER INC                          COM       717081103       327    18480  SH         DEFINED              6080       0    12400
PIONEER NATURAL RESOURCES           COM       723787107       353    21800  SH         DEFINED             10000       0    11800
PROSPERITY BANCSHARES INC           COM       743606105      1551    52409  SH         DEFINED             27052       0    25357
RUSH ENTERPRISES CLASS A            COM       781846209      1572   183425  SH         DEFINED             95575       0    87850
S&P 500 EQUAL WGT. RYDEX ETF        COM       78355W106      2634    94759  SH         DEFINED             59867       0    34892
S&P 500 EQ WGT ENERGY RYDEX         COM       78355W866       268     7655  SH         DEFINED              4525       0     3130
GOLD TRUST SPDR ETF                 COM       78463V107       922    10655  SH         DEFINED              5325       0     5330
SCHLUMBERGER LIMITED                COM       806857108       635    14998  SH         DEFINED              8998       0     6000
STERICYCLE INC                      COM       858912108       208     4000  SH         DEFINED                 0       0     4000
TEVA PHARMACEUTICAL ADR 1/10        COM       881624209      4588   107780  SH         DEFINED             55610       0    52170
TEXAS INSTRUMENTS INC               COM       882508104       459    29550  SH         DEFINED             18650       0    10900
3M COMPANY                          COM       88579Y101      2282    39662  SH         DEFINED             20237       0    19425
US BANCORP DEL                      COM       902973304       209     8375  SH         DEFINED              3232       0     5143
WELLS FARGO & CO (NEW)              COM       949746101       688    23337  SH         DEFINED              9180       0    14157
WYETH CORP                          COM       983024100      1528    40726  SH         DEFINED             19975       0    20751